Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of the Company's Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The tables below set forth, by level, the Company’s assets and liabilities that are measured at fair value on a recurring basis. The tables do not include assets and liabilities that are measured at historical cost or any basis other than fair value:

	Fair Value Measurements at December 31, 2025
	Level 1	Level 2	Level 3	Total
Items measured at fair value on a recurring basis:
Assets
Long-term investments:
Marketable equity investments	$29,676	—	—	$29,676

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Items measured at fair value on a recurring basis:
Assets
Long-term investments:
Marketable equity investments	$10,826	—	—	$10,826

Components of Accumulated Other Comprehensive Income (Loss)	The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2023, 2024 and 2025:

	Year Ended December 31, 2023			Year Ended December 31, 2024			Year Ended December 31, 2025
	US$			US$			US$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	3,917	(1,322)	2,595	2,223	(1,070)	1,153	1,408	(1,070)	338
Current-period change	(1,694)	252	(1,442)	(815)	—	(815)	1,001	—	1,001

Ending balance	2,223	(1,070)	1,153	1,408	(1,070)	338	2,409	(1,070)	1,339